VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

May 2, 2018

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     ReliaStar Life Insurance Company and its Separate Account N

Prospectus Title:  Voya AdvantageSM

File Nos.:  333-100209 and 811-09002

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Separate Account N, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•     The form of Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•     The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 12, 2018.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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